Document and Entity Information	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Sep. 22, 2014
Document And Entity Information
Entity Registrant Name	Well Power, Inc.
Entity Central Index Key	0001400728
Document Type	S-1
Document Period End Date	Jul. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--04-30	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding			111,455,070
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2014